CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Loss	$ (127,004)	$ (76,128)	$ (134,594)
Adjustments to Reconcile Net Loss to Net Cash Provided by Operating Activities:
Depreciation and Amortization	166,426	174,227	191,183
Stock-Based Compensation Expense	6,243	5,283	4,431
Deferred Income Taxes	(33,236)	(59,187)	(98,468)
Provision (Benefit) for Doubtful Accounts Receivable	(8,847)	(13,623)	182
Amortization of Deferred Financing Fees	3,174	3,871	3,302
Amortization of Original Issue Discount	4,122	4,433	4,078
Gain on Insurance Settlement	(30,668)	0	0
Gain on Disposal of Assets, Net	(33,396)	(10,079)	(14,345)
Non-Cash Portion of Loss on Extinguishment of Debt	2,738	0	0
Asset Impairment	108,216	0	125,136
Other	(1,776)	3,245	(401)
(Increase) Decrease in Operating Assets -
Accounts Receivable	(7,901)	22,072	(10,316)
Prepaid Expenses and Other	11,646	23,144	22,193
Increase (Decrease) in Operating Liabilities -
Accounts Payable	9,976	(16,325)	411
Insurance Notes Payable	(26,193)	(26,547)	(25,438)
Other Current Liabilities	28,453	9,377	(28,994)
Other Liabilities	(3,610)	8,262	(13,940)
Net Cash Provided by Operating Activities	68,363	52,025	24,420
Cash Flows from Investing Activities:
Acquisition of Assets	(40,000)	(25,000)	0
Additions of Property and Equipment	(127,180)	(39,483)	(22,018)
Deferred Drydocking Expenditures	(11,425)	(15,739)	(15,040)
Cash Paid for Equity Investment	(4,288)	(34,155)	0
Insurance Proceeds Received	54,139	0	0
Proceeds from Sale of Assets, Net	72,897	80,362	23,222
(Increase) Decrease in Restricted Cash	3,588	1,495	(7,470)
Net Cash Used in Investing Activities	(52,269)	(32,520)	(21,306)
Cash Flows from Financing Activities:
Long-term Debt Borrowings	500,000	0	0
Long-term Debt Repayments	(452,909)	(22,247)	(7,695)
Redemption of 3.375% Convertible Senior Notes	(27,606)	0	0
Common Stock Issuance	96,696	0	0
Payment of Debt Issuance Costs	(7,717)	(2,109)	0
Other	284	2,536	419
Net Cash Provided by (Used in) Financing Activities	108,748	(21,820)	(7,276)
Net Increase (Decrease) in Cash and Cash Equivalents	124,842	(2,315)	(4,162)
Cash and Cash Equivalents at Beginning of Period	134,351	136,666	140,828
Cash and Cash Equivalents at End of Period	$ 259,193	$ 134,351	$ 136,666